Non-current assets	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Non-current assets	10 Non-current assets Other non-current assets relates to deferred tax assets of EUR 109 million (2021: EUR 138 million).